Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2021
Registrant Name	dei_EntityRegistrantName	Invesco Exchange-Traded Self-Indexed Fund Trust
CIK	dei_EntityCentralIndexKey	0001657201
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 17, 2021
Effective Date	dei_DocumentEffectiveDate	Dec. 17, 2021
Prospectus Date	rr_ProspectusDate	Dec. 17, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Invesco BulletShares 2022 Corporate Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSCM
Invesco BulletShares 2023 Corporate Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSCN
Invesco BulletShares 2024 Corporate Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSCO
Invesco BulletShares 2025 Corporate Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSCP
Invesco BulletShares 2026 Corporate Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSCQ
Invesco BulletShares 2027 Corporate Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSCR
Invesco BulletShares 2028 Corporate Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSCS
Invesco BulletShares 2029 Corporate Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BCST
Invesco BulletShares 2030 Corporate Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSCU
Invesco BulletShares 2022 High Yield Corporate Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSJM
Invesco BulletShares 2023 High Yield Corporate Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSJN
Invesco BulletShares 2024 High Yield Corporate Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSJO
Invesco BulletShares 2025 High Yield Corporate Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSJP
Invesco BulletShares 2026 High Yield Corporate Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSJQ
Invesco BulletShares 2027 High Yield Corporate Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSJR
Invesco BulletShares 2028 High Yield Corporate Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSJS
Invesco BulletShares 2022 Municipal Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSMM
Invesco BulletShares 2023 Municipal Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSMN
Invesco BulletShares 2024 Municipal Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSMO
Invesco BulletShares 2025 Municipal Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSMP
Invesco BulletShares 2026 Municipal Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSMQ
Invesco BulletShares 2027 Municipal Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSMR
Invesco BulletShares 2028 Municipal Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSMS
Invesco BulletShares 2029 Municipal Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSMT
Invesco BulletShares 2030 Municipal Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSMU
Invesco BulletShares 2022 USD Emerging Markets Debt ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSBE
Invesco BulletShares 2023 USD Emerging Markets Debt ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSCE
Invesco BulletShares 2024 USD Emerging Markets Debt ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BDSE
Invesco Investment Grade Defensive ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IIGD
Invesco Investment Grade Value ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IIGV
Invesco RAFI Strategic Developed ex-US ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ISDX
Invesco RAFI Strategic Emerging Markets ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ISEM
Invesco RAFI Strategic US ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IUS
Invesco RAFI Strategic US Small Company ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IUSS
Invesco Russell 1000 Dynamic Multifactor ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OMFL
Invesco Russell 2000 Dynamic Multifactor ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OMFS
Invesco Defensive Equity ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DEF
Invesco International Developed Dynamic Multifactor ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IMFL